Contract assets/(liabilities	6 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Contract assets/(liabilities

Note 4 – Contract assets/(liabilities)

The Company’s contract assets are divided into two parts, including retainage receivables and revenue recognized in excess of amounts billed.

Contract liabilities represent payment received from customers in excess of revenue. Contract liabilities increase as the Company advanced payments from customers on certain contracts. Contract liabilities decrease as the Company recognizes revenue from the satisfaction of the related performance obligation. The changes in contract liabilities relate to fluctuations in the timing of customer payment and completion of performance obligations.

The amounts as included in contract assets/(liabilities) consisted of the following:

	March 31, 2025	September 30, 2024
	(Unaudited)
Contract assets:
Retainage receivables	$1,746,874	$1,727,841
Revenue recognized in excess of amounts billed	4,019,808	2,560,872
Total contract assets	5,766,682	4,288,713

Less: allowance for credit losses	(67,237)	(17,414)
Total contract assets, net	5,699,445	4,271,299
Contract assets, current	4,686,136	3,270,627
Contract assets, non-current	$1,013,309	$1,000,672

Contract liabilities:
Payment received from customers in excess of revenue recognized	$(76,674)	$(512,171)

WF INTERNATIONAL LIMITED AND SUBSIDIARIES

Information about revenue recognized that was included in contract liabilities as of October 1, 2024 and 2023:

	For the Six Months ended March 31
	2025	2024
	(Unaudited)	(Unaudited)
Payment received from customers in excess of revenue recognized	$(486,554)	$(20,378)